Concentration, Credit and Other Risks - Major Customers and Suppliers (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major Customers | Accounts receivables | Three Customers
Revenue, Major Customer [Line Items]
Percentage of concentration risk	37.90%	98.20%
Major Customers | Revenue from Contract with Customer Benchmark | Three Customers
Revenue, Major Customer [Line Items]
Percentage of concentration risk		77.00%
Major Customers | Revenue from Contract with Customer Benchmark | One Customer
Revenue, Major Customer [Line Items]
Percentage of concentration risk			91.30%
Major Suppliers | Revenue from Contract with Customer Benchmark | Four Suppliers
Revenue, Major Customer [Line Items]
Percentage of concentration risk		73.70%
Major Suppliers | Accounts payable | Two Suppliers
Revenue, Major Customer [Line Items]
Percentage of concentration risk		61.10%